Total
T. Rowe Price International Equity Index Fund
Fees and Expenses of the Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price International Equity Index Fund - USD ($)	Investor Class		Z Class
Maximum account fee	$ 20	[1]	none
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price International Equity Index Fund		Investor Class		Z Class
Management fees	[1]	0.09%		0.09%
Distribution and service (12b-1) fees		none		none
Other expenses	[1]	0.23%		0.12%
Total annual fund operating expenses	[1]	0.32%		0.21%
Fee waiver/expense reimbursement	[1]	(0.01%)	[2]	(0.21%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement		0.31%	[1],[2]	none	[3]
[1]	Restated to reflect current fees.
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2024) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.31%. The agreement may only be terminated at any time after February 29, 2024, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.31%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.
[3]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price International Equity Index Fund - USD ($)	Investor Class	Z Class
1 Year	$ 32	none
3 Years	100	none
5 Years	177	none
10 Years	$ 403	none

Supplement to Prospectus and Summary Prospectus Dated March 1, 2021

The fund currently pays T. Rowe Price an annual all-inclusive management fee of 0.45% based on the fund’s average daily net assets. The management fee is calculated and accrued daily, and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses.

Effective August 1, 2021, the fund will begin paying T. Rowe Price an annual investment management fee of 0.09% based on the fund’s average daily net assets and the fund will bear its own operating expenses, subject to certain limitations. Also effective August 1, 2021, T. Rowe Price has agreed to limit the fund’s total expense ratio to no more than 0.31% of the fund’s average daily net assets, through at least February 29, 2024, and T. Rowe Price has agreed to a permanent expense limitation that will not expire limiting the fund’s total expense ratio to no more than 0.45% of the fund’s average daily net assets.

Effective August 1, 2021, the fee table and expense example in the summary prospectus and section 1 of the prospectus will be revised as follows: